TAXATION (Tables)	6 Months Ended
Jun. 30, 2024
TAXATION [Abstract]
Provisions for Income Taxes
The provisions for income taxes for the six months ended June 30, 2024 and 2023 are summarized as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Current income tax expenses	5,068	939
Deferred income tax benefit	(3,027)	(3,746)
Total	2,041	(2,807)

Components of Deferred Tax Assets / (Liabilities)
Deferred tax assets / (liabilities) as of June 30, 2024 and December 31, 2023 comprise of the following:

In thousands of USD	At June 30, 2024	At December 31, 2023
Deferred tax assets
Net operating losses	-	136
Share-based payments	3,929	3,573
Deferred revenue	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets	1,933	1,120
Total deferred tax assets	10,046	9,013
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(6,520)	(8,022)
Deferred tax assets	3,526	991

Deferred tax liabilities
Property, plant and equipment and intangible assets	(12,709)	(9,642)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	6,520	8,022
Deferred tax liabilities	(6,189)	(1,620)

Net deferred tax liabilities	(2,663)	(629)

Movements in Net Deferred Tax Liabilities
The movements in the net deferred tax liabilities during the six months ended June 30, 2024 and 2023 are as follows:

In thousands of USD	January 1, 2024	Recognized in profit or loss	Acquired through the business combination (Note 6(b))	June 30, 2024
Tax losses carried forward	136	(136)	-	-
Share-based payments	3,573	356	-	3,929
Deferred revenue	4,184	-	-	4,184
Property, plant and equipment, intangible assets and right-of-use assets	(8,522)	2,807	(5,061)	(10,776)
Net deferred tax liabilities	(629)	3,027	(5,061)	(2,663)

In thousands of USD	January 1, 2023	Recognized in profit or loss	June 30, 2023
Tax losses carried forward	4,324	(572)	3,752
Share-based payments	2,672	403	3,075
Deferred revenue	-	1,796	1,796
Property, plant and equipment, intangible assets and right-of-use assets	(13,765)	2,119	(11,646)
Net deferred tax liabilities	(6,769)	3,746	(3,023)

Expirations of Unused Tax Losses
The Group has not recognized deductible temporary differences and a portion of the tax loss carryforward because the criteria for recognition (i.e. the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	23,295	Indefinitely
Hong Kong	4,213	Indefinitely
United States	1,557	Indefinitely
Norway	6,127	Indefinitely
Bhutan	87	2027
Total	35,279